UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2020

Item #1. Reports to Stockholders.

INDEX	Rule One Fund

RULE ONE FUND

VOL .5
RYD .1
CIGB
UNI
BCM
SBC .3
SBC .7

RULRX

SEMI-ANNUAL REPORT

For the Six Months Ended
September 30, 2020 (Unaudited)

(833) RULE-ONE
ruleonefund.com

8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

Rule One Fund

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2020 and are subject to change at any time.

SEMI-ANNUAL REPORT

Rule One Fund

Portfolio Compositionas of September 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Financials	14.89%
Consumer Discretionary	11.03%
Materials	7.57%
Real Estate	6.79%
Industrials	3.21%
Exchange Traded Funds	5.01%
Money Market Fund	25.42%
Put Options Purchased	0.01%
Total Investments	73.93%

Call Options Written	(0.03%	)
Put Options Written	(1.05%	)
Total Investments	(1.08%	)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Schedule of InvestmentsSeptember 30, 2020 (unaudited)

	Shares	Fair Value
COMMON STOCKS – 43.49%

CONSUMER DISCRETIONARY – 11.03%
Gildan Activewear, Inc.	211,000	$4,150,370
Sturm, Ruger & Co. Inc.	61,947	3,788,679
Ulta Beauty, Inc.*	11,500	2,575,770
		10,514,819

FINANCIALS – 14.89%
Bank OZK	506,269	10,793,655
Berkshire Hathaway, Inc.*	16,000	3,407,040
		14,200,695

INDUSTRIALS – 3.21%
The Boeing Co.	18,500	3,057,310

MATERIALS – 7.57%
CF Industries Holdings, Inc.	235,000	7,216,850

REAL ESTATE – 6.79%
Armada Hoffler Properties Inc.	433,400	4,013,284
Seritage Growth Properties, Class A*	182,854	2,459,386
		6,472,670

TOTAL COMMON STOCKS – 43.49%
(Cost: $42,430,815)		41,462,344

EXCHANGE TRADED FUND – 5.01%
SPDR Gold Shares*	27,000	4,782,240

TOTAL EXCHANGE TRADED FUND – 5.01%
(Cost: $4,633,315)		4,782,240

MONEY MARKET FUND – 25.42%
Federated Treasury Obligations Fund, Institutional Class 0.01%**	24,236,870	24,236,870
(Cost: $24,236,870)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Schedule of Investments - continuedSeptember 30, 2020 (unaudited)

PURCHASED OPTIONS – 0.01%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTION

The Boeing Co.	250	$(4,131,500)	$120.00	10/17/2020	$5,000

TOTAL PURCHASED OPTIONS – 0.01%
(Cost: $ 12,151)					5,000

TOTAL INVESTMENTS – 73.93%
(Cost: $ 71,313,151)					70,486,454
Other assets, net of liabilities – 26.07%					24,860,047
NET ASSETS – 100.00%					$95,346,501

*Non-income producing

**Effective 7 day yield as of September 30, 2020

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Schedule of Options WrittenSeptember 30, 2020 (unaudited)

OPTIONS WRITTEN – (0.03%)

CALL OPTIONS
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Bank Ozk	900	$(1,918,800)	$22.50	10/17/2020	$(25,200)
(Premiums received: $(112,461))

TOTAL CALL OPTIONS WRITTEN – (0.03%)					(25,200)

PUT OPTIONS – (1.05%)

Ulta Beauty Inc.	50	$(1,119,900)	212.50	10/3/2020	$(1,650)
Bank of America	460	$(1,108,140)	22.00	10/3/2020	(460)
Huntington Ingalls Industries Inc.	160	$(2,252,000)	140.00	10/17/2020	(53,600)
The Boeing Co.	250	$(4,131,500)	130.00	10/17/2020	(9,750)
Seritage Growth Properties	705	$(948,225)	11.00	10/17/2020	(7,050)
The Boeing Co.	70	$(1,156,820)	225.00	12/19/2020	(444,640)
The Boeing Co.	100	$(1,652,600)	165.00	1/16/2021	(204,300)
CF Industries	650	$(1,996,150)	27.50	1/16/2021	(107,250)
Ulta Beauty Inc.	32	$(716,736)	175.00	1/16/2021	(21,760)
Ulta Beauty Inc.	45	$(1,007,910)	190.00	1/16/2021	(46,350)
Armada Hoffler Properties Inc.	500	$(463,000)	10.00	2/20/2021	(76,000)

TOTAL PUT OPTIONS WRITTEN
(Premiums received: $ (1,189,772))					(972,810)

TOTAL OPTIONS WRITTEN – (1.08%)					$(998,010)
(Premiums received: $ (1,302,233))

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Statement of Assets and Liabilities September 30, 2020 (unaudited)

ASSETS
Investments at fair value (identified cost of $71,313,151) (Note 1)	$70,486,454
Cash	40,470,963
Receivable for capital stock sold	21,177
Dividends and interest receivable	51,266
Prepaid expenses	29,112
TOTAL ASSETS	111,058,972

LIABILITIES
Due to broker for borrowings	14,458,089
Payable for capital stock redeemed	108,440
Written put options sold short at fair value (identified proceeds of $1,302,233)	998,010
Accrued advisory fees	130,809
Accrued administration, transfer agent and accounting fees	2,058
Other accrued expenses	15,065
TOTAL LIABILITIES	15,712,471
NET ASSETS	$95,346,501

Net Assets Consist of:
Paid-in-capital applicable to 9,710,672 no par value shares of beneficial interest outstanding, unlimited shares authorized	$94,290,646
Distributable earnings (deficit)	1,055,855

Net Assets	$95,346,501

NET ASSET VALUE PER SHARE
Net Assets	$95,346,501
Shares Outstanding	9,710,672
Net Asset Value and Redemption Price Per Share	$9.82

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Statement of OperationsSix Months Ended September 30, 2020 (unaudited)

INVESTMENT INCOME
Dividend	$630,484
Interest	27,500
Total investment income	657,984

EXPENSES
Investment management fees (Note 2)	766,057
Recordkeeping and administrative services (Note 2)	35,553
Accounting fees	20,720
Custody fees	4,021
Transfer agent fees (Note 2)	28,780
Professional fees	19,621
Filing and registration fees	25,042
Trustee fees	3,167
Compliance fees	4,250
Shareholder servicing and reports	10,317
Insurance	2,124
Interest expense	14,313
Margin deficit interest	11,434
Other	5,521
Total expenses	950,920
Management fee waivers (Note 2)	(28,436)
Net Expenses	922,484
Net investment income (loss)	(264,500)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	38,871
Net realized gain (loss) on put options purchased	(241,651)
Net realized gain (loss) on put options written	1,266,718
Net realized gain (loss) on call options written	67,078
Net increase (decrease) in unrealized appreciation (depreciation) of investments	7,328,693
Net realized and unrealized gain (loss) on investments, options purchased and written	8,459,709

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$8,195,209

Rule One Fund

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT

	Six months ended September 30, 2020 (unaudited)	Period June 3, 2019* to March 31, 2020
Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(264,500)	$(184,729)
Net realized gain (loss) on investments, options purchased and written	1,131,016	896,542
Net increase (decrease) in unrealized appreciation (depreciation) of investments and put options written	7,328,693	(7,851,167)
Increase (decrease) in net assets from operations	8,195,209	(7,139,354)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	25,327,897	72,584,835
Shares redeemed	(1,270,692)	(2,351,394)
Increase (decrease) in net assets from capital stock transactions	24,057,205	70,233,441

NET ASSETS
Increase (decrease) during period	32,252,414	63,094,087
Beginning of period	63,094,087	—
End of period	$95,346,501	$63,094,087

*Commencement of operations.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Statement of Cash FlowsSix Months Ended September 30, 2020 (unaudited)

Increase (Decrease) in Cash
Cash flows from operation activities:
Net increase (decrease) in net assets from operations	$8,195,209
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(27,815,994)
Proceeds from disposition of investment securities	8,523,031
Purchase of put options	(253,802)
Proceeds from short sales	1,639,408
Closed short transactions	(593,977)
Purchase of short term securities, net	(1,313,382)
Decrease (increase) in dividends and interest receivable	(7,510)
Decrease (increase) in prepaid assets	(1,961)
Increase (decrease) in due to broker	14,458,089
Increase (decrease) in accrued management fees	69,062
Increase (decrease) in other accrued expense	(1,846)
Unrealized appreciation on investments and securities sold short	(7,328,693)
Net realized gain (loss) from investments and securities sold short	(1,131,016)
Net cash provided by operating activities	(5,563,381)
Cash flows from financing activities:
Proceeds from shares sold	26,033,399
Payments on shares redeemed	(1,162,252)
Net cash used in financing activities	24,871,147
Net increase (decrease) in cash	19,307,766
Cash:
Beginning balance	21,163,197
Ending balance	$40,470,963

Supplemental Disclosure of Cash Flow Information
Cash financing activities not included herein consist of:
Interest paid	$25,747

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Rule One Fund

Financial HighlightsSelected Per Share Data Throughout Each Period

	Six months ended September 30, 2020 (unaudited)		Period June 3, 2019^ to March 31, 2020
Net asset value, beginning of period	$8.88		$10.00
Investment activities
Net investment income (loss)(1)	(0.03)		(0.03)
Net realized and unrealized gain (loss) on investments	0.97		(1.09)
Total from investment activities	0.94		(1.12)

Net asset value, end of period	$9.82		$8.88

Total Return*	10.59%		(11.20%)

Ratios/Supplemental Data
Ratio to average net assets**
Expenses, gross(A)	2.11	%(B)	2.30%
Expenses, net of waiver	2.05	%(C)	2.08%
Net investment income (loss)	(0.59%)		(0.40%)
Portfolio turnover rate*	24.86%		61.35%
Net assets, end of period (000’s)	$95,347		$63,094

^Commencement of operations.

(1)Per share amounts calculated using the average share method.

*Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

**Ratio to average net assets have been annualized for periods less than one year.

(A)Gross expense ratio reflects the effect of interest, dividend and proxy expense which are excluded from the Fund’s expense limitation agreement.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 2.05% for the six months ended September 30, 2020.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and dividend and interest expenses, would have been 1.99% for the six months ended September 30, 2020.

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements September 30, 2020 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rule One Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a non-diversified open-end management company. The Fund commenced operations on June 3, 2019.

The investment objective of the Fund is to seek long-term total return.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their current market prices. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Other assets for which market prices are not readily available are valued at

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$41,462,344	$—	$—	$41,462,344
Exchange Traded Funds	4,782,240	—	—	4,782,240
Money Market Funds	24,236,870	—	—	24,236,870
Put Options Purchased	—	5,000	—	5,000
	$70,481,454	$5,000	$—	$70,486,454
Liabilities
Call Options Written	$—	$(25,200)	$—	$(25,200)
Put Options Written	—	(972,810)	—	(972,810)
	$—	$(998,010)	$—	$(998,010)

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2020, there were no such reclassifications.

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended September 30, 2020 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased Options – Put	$(241,651)	$—
Written Options – Put	1,266,718	—
Written Options – Call	67,078	—

*Statement of Operations location: Net realized gain (loss) on put options purchased, put options written and call options written.

The derivative instruments outstanding as of September 30, 2020 disclosed above, and their effect on the Statement of Operations for the six months ended September 30, 2020, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average volume for the period:

Average notional value of:
Written Options	$33,027,342

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security to/from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate the Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

For the six months ended September 30, 2020, short debit fees associated with such transactions were $11,434.

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment adviser, Rule One Partners, LLC (“Rule One Partners”), provides investment services for an annual fee of 1.70% of average daily net assets of the Fund.

Rule One Partners earned and waived management fees and reimbursed Fund expenses for the six months ended September 30, 2020 as follows:

Management Fee Earned	Management Fee Waived	Expenses Reimbursed
$766,057	$28,436	$ —

Rule One Partners has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.99% of the average daily net assets of the Fund. This agreement is in effect until July 31, 2021. Each waiver or reimbursement of an expense by Adviser is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The total amounts of recoverable waivers and reimbursements as of September 30, 2020 are as follows:

Recoverable Waivers and Reimbursements and Expiration Date
2023	2024	Total
$104,478	$28,436	$132,914

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended September 30, 2020, the following fees were paid by the Fund to CFS:

Administration	Transfer Agent	Fund Accounting
$33,212	$18,417	$17,892

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2020, were as follows:

Purchases	Sales
$27,815,994	$8,523,031

The above amounts do not include the following:

Premiums received from options	Proceeds from sales of options
$(1,385,606)	$593,977

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distribution classifications may differ from the Statement of Changes in Net Assets as a result of the treatment of short capital gains as ordinary income for tax purposes.

During the six months ended September 30, 2020 and the period June 3, 2019 to March 31, 2020, no distributions were paid.

As of September 30, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated net investment income (loss)	$(264,500)
Accumulated net realized gain (loss) on investments	1,842,829
Net unrealized appreciation (depreciation) on investments	(522,474)
$1,055,855

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$70,010,918	$4,754,329	$(5,276,803)	$(522,474)

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six months ended September 30, 2020 (unaudited)	Period June 3, 2019 to March 31, 2020
Shares sold	2,735,078	7,346,108
Shares reinvested	—	—
Shares redeemed	(127,947)	(242,567)
Net increase (decrease)	2,607,131	7,103,541

NOTE 6 –RISKS AND BORROWINGS

The Fund engages in borrowing for leverage. The Fund has the ability to borrow funds (leverage) on a secured basis to invest in portfolio securities.

Leverage creates an opportunity for increased income and capital appreciation but at the same time, it creates special risks that will increase the Fund’s exposure to capital risk. There is no assurance that the use of a leveraging strategy will be successful during any period in which it is used.

The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If the Fund does borrow, its expenses will be greater than comparable mutual funds that do not borrow for leverage. To secure the Fund’s obligation on these loans, the Fund will pledge portfolio securities in an amount deemed sufficient by the lender. Pledged securities will be held by the lender and will not be available for other purposes. The Fund will not be able to sell pledged securities until they are replaced by other collateral or released by the lender. Under some circumstances, this may prevent the Fund from engaging in portfolio transactions it considers desirable. The lender may increase the amount of collateral needed to cover a loan or demand repayment of a loan at any time. This may require the Fund to sell assets it would not otherwise choose to sell at that time.

SEMI-ANNUAL REPORT

Rule One Fund

Notes to Financial Statements - continuedSeptember 30, 2020 (unaudited)

To the extent the income or capital appreciation derived from securities purchases with Fund assets received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such Fund assets is not sufficient to cover the cost of leverage, the Fund’s return will be less than it would have been if no leverage had been used. Nevertheless, the Fund may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate under the circumstances.

The Fund has a leverage agreement with Interactive Brokers. The interest rate charged for these borrowings is a blended rate based on the tier of the margin balance. During the six months ended September 30, 2020, the interest was as follows:

	Outstanding average daily balance	Weighted average interest rate	Maximum amount outstanding	Outstanding balance as of 9/30/20	Interest Expense
Rule One	$6,015,972	0.82%	$9,615,913	$4,163,587	$14,313

NOTE 7 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

CHANGE IN FUND’S YEAR END

At its August 25-26, 2020 meeting, the Board of Trustees approved a change to the Fund’s fiscal year end to December 31.

PRIVACY NOTICE

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

SEMI-ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of its semi-annual report.

SEMI-ANNUAL REPORT

Rule One Fund

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period April 1, 2020 and held for the period ended September 30, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SEMI-ANNUAL REPORT

Rule One Fund

Fund Expenses (unaudited) - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Annualized Expense Ratio	Expenses Paid During the Period Ended* (9/30/20)
Institutional Class Actual	$1,000.00	$1,105.86	2.05%	$10.81
Institutional Class Hypothetical**	$1,000.00	$1,014.76	2.05%	$10.34

*Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

Investment Adviser:

Rule One Partners, LLC
811 Bear Creek Road
Moreland, Georgia 30259

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP
Two Liberty Place
50 S 16th St, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.  EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 7, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 7, 2020

* Print the name and title of each signing officer under his or her signature.